UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.
(TS&W LOGO)
Thompson, Siegel & Walmsley LLC
INVESTMENT MANAGEMENT

                               THE TS&W PORTFOLIOS
                         THE ADVISORS' INNER CIRCLE FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2010

-    TS&W EQUITY PORTFOLIO

-    TS&W FIXED INCOME PORTFOLIO

-    TS&W INTERNATIONAL EQUITY PORTFOLIO

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             APRIL 30, 2010

                                TABLE OF CONTENTS

Shareholder Letter ........................................................    1
Schedules of Investments
   Equity Portfolio .......................................................    7
   Fixed Income Portfolio .................................................   11
   International Equity Portfolio .........................................   18
Statements of Assets and Liabilities ......................................   24
Statements of Operations ..................................................   25
Statements of Changes in Net Assets
   Equity Portfolio .......................................................   26
   Fixed Income Portfolio .................................................   27
   International Equity Portfolio .........................................   28
Financial Highlights
   Equity Portfolio .......................................................   29
   Fixed Income Portfolio .................................................   30
   International Equity Portfolio .........................................   31
Notes to Financial Statements .............................................   32
Disclosure of Portfolio Expenses ..........................................   44
Board Considerations in Re-Approving the Advisory Agreement ...............   46

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolios' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             APRIL 30, 2010

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 2010 on the TS&W Portfolios managed by Thompson, Siegel & Walmsley LLC ("TS&W").

On April 30, 2010 the Equity Portfolio's value was $48,731,275, the Fixed Income Portfolio's value was $55,608,179, and the International Equity Portfolio's value was $65,524,194.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate, utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing a value investment philosophy. Our investment teams utilize a consistent investment process in managing all client portfolios. Our equity portfolio managers use a unique four-factor quantitative screen combined with rigorous fundamental research conducted by experienced teams of analysts who are trying to answer three questions: Why is the stock inexpensive? What are the catalysts for change? And, are the catalysts sustainable?

Our fixed income team primarily focuses on yield curve/duration analysis, sector analysis, and security selection. Relative value analysis, historical spread relationships, and fundamental credit analysis are all used in the construction of fixed income portfolios.

Our long-term goal is to provide returns that exceed our benchmark indexes over a complete economic or market cycle.

TS&W EQUITY PORTFOLIO

The TS&W Equity Portfolio experienced a positive return of 14.86% after fees and expenses while the S&P 500 Index gained 15.66% in the six-month fiscal period ended April 30, 2010. For the most recent three-month period the Equity Portfolio gained 9.63% after fees and expenses, while the benchmark index returned 11.05%.

Financial markets, as much as they are influenced by quantitative and factual outcome, are in fact sometimes dominated by emotions. The panic of 2008 gave way in 2009 to a massive rally, signified by the explosive outperformance of sectors and stocks that are generally considered highly cyclical. This pattern of return has persisted over the six months ending April 30, 2010, with the strongest sectors in the market dominated by those most sensitive to economic expansion - Producer Durables, Consumer Discretionary and Materials. More traditionally defensive sectors such as Energy, Consumer Staples and Utilities have lagged. Looked at through a different lens, the stocks in the marketplace with the highest Betas (a measure of sensitivity to market moves) greatly outperformed stocks with more moderate levels of sensitivity.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

The stocks in the TS&W Portfolio have done well during this period, especially considering our customary tendency to prefer portfolios with levels of risk somewhat below the overall market - a bias that is beneficial in most markets but tends to hold back returns in environments such as the past year. We were able to identify a number of appealing opportunities in the Producer Durable, Consumer Discretionary and Technology sectors during the difficult periods of early 2009 and those stocks among others have led to good returns as 2009 has rolled into 2010. In recognition of the very strong price performance we have seen in these sectors we in fact have been trimming some of our best performers as their price reaches levels that we find reduces the risk and reward opportunities they offer.

We are pleased to see what appears to be a strong economic recovery, spurred on by the extraordinary stimulus efforts during late 2008 and early 2009. However, that stimulus has simply enabled the natural business cycle recovery, and has exaggerated the power of that recovery. The underlying problems of excessive leverage at the consumer and government levels and excessive capacity in the housing market in the U.S. have not been corrected. In time, these issues may be resolved, but their ultimate resolution will take time and the persistency of the challenge will lead to periodic episodes of financial market uncertainty. The present sovereign debt issues arising in the Euro-zone are one such manifestation, and are unlikely to be the last. Such an environment calls for careful attention to managing risk in the portfolio and rebalancing exposures in a disciplined fashion. Having come so far, so fast, a period of more modest returns in U.S. stocks would come as no surprise, and a pullback in stock prices may offer an opportunity to select holdings that are leveraged for longer term economic expansion.

TS&W FIXED INCOME PORTFOLIO

The TS&W Fixed Income Portfolio gained 4.92% after fees and expenses in the six-month fiscal period ended April 30, 2010. The fund's benchmark, the Barclays Capital U.S. Aggregate Bond Index, returned 2.54% over the same period. For the most recent three-month period the Fixed Income Portfolio was up 2.48% while the benchmark index return gained 1.29%.

Short-term interest rates continue to hover near 0% causing many investors to look elsewhere in search of some type of positive return. Much of this cash made its way into the corporate bond market, both investment grade and high yield. As a result, corporate bonds continue to be the workhorse of the fixed income market as cash demand drives spreads tighter versus Treasuries. Over the last six months, investment-grade corporate bonds returned close to 5% while high yield bonds returned almost 12%. This compares to just less than 1% for Treasuries and 2% for mortgage-backed securities. On April 30, 2010, the 10-year Treasury yield stood at 3.65%, up from 3.41% on October 31, 2009.

The question many ask now is where do yields go from here? It seems that many fear higher interest rates and subscribe to the how much lower can yields really go' theory. For that answer just look to Japan and a 10 yr Japanese Government Bond that yields

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

less than 1.5%! While we don't envision U.S. Treasury yields going that low, we also don't see a real threat of higher rates either given the amount of leverage embedded in our economy and continued benign inflation rates. Ben Bernanke and the Fed continue to leave short-term interest rates close to 0% primarily because the financial industry is still not functioning properly. Small businesses and individuals alike continue to find it difficult to secure credit and loans. Add to that high unemployment, declining wages and excess capacity, and you hardly have the recipe for higher inflation. In fact, deflationary forces likely still exist. Having said that, we believe treasury yields likely remain range bound in the near future probably hovering between 3.5 and 4.0%.

The TS&W Fixed Income Portfolio's duration at the end of the quarter was 4.7 years, slightly longer than the benchmark duration of 4.6 years. The average maturity was 7.8 years compared to 6.5 years for the benchmark. At quarter end, the Portfolio had an underweight to Treasury and agency securities in favor of corporate bonds and mortgage-backed securities. The average credit rating of the Portfolio is A1. The TS&W Fixed Income Portfolio will continue to focus on yield as the main driver of return in the months ahead.

TS&W INTERNATIONAL EQUITY PORTFOLIO

The TS&W International Equity Portfolio experienced a positive return of 5.31% after fees and expenses in the six-month fiscal period ended April 30, 2010. Our benchmark index, The MSCI EAFE Index ("EAFE"), had a return of 2.48% over the same period. The International Equity Portfolio gained 4.90% for the fiscal quarter ended April 30, 2010, while EAFE rose 3.60% over the same period.

The focus of international equity markets over most of the last six months was on rebounding corporate profitability and accumulating signs of a global economic recovery. For example, according to the Starmine data service, nearly 70% of global companies that have reported profits in the latest quarterly period exceeded analysts' forecasts. This concrete evidence of economic recovery has bolstered investor confidence and extended the market rally that got underway in the spring of 2009. Economically sensitive sectors like Industrials, Information Technology, Consumer Durables and Materials performed well relative to benchmark indexes during this time, while traditionally defensive sectors like Health Care, Utilities and Telecom stocks generally underperformed.

As April drew to a close, however, market attention abruptly shifted to the long-simmering sovereign credit problems in Greece, Spain, Portugal, Italy and Ireland and risk aversion moved back to center stage. There is growing concern that sovereign debt problems will weaken European financial institutions and cause the nascent economic recovery there to falter. As is often the case when investors get nervous, the foreign exchange value of the U.S. dollar rose versus many currencies, particularly the Euro, which is the largest single currency within the EAFE benchmark. The Euro has declined by more than 15% versus the dollar over the last six months, curtailing returns from European investments for dollar-based investors.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

The TS&W International Equity Portfolio has very limited exposure to Europe's most troubled countries and banks. In an increasingly volatile global equity market we continue to identify stocks that offer an attractive tradeoff between risk and return potential by focusing on inexpensive companies with strong and sustainable cash flow. The recent market correction is restoring stock values to more interesting levels. Even in Europe, we believe that there are companies that will benefit from the weakening common currency as they sell products to improving markets in Asia, the Middle East and the Americas. We continue to be cautiously optimistic about the outlook for international investments because considerable uncertainty is keeping stock valuations at reasonable levels and we expect most economies around the world to continue to exhibit gradual improvement.

Respectfully submitted,


/s/ Horace P. Whitworth

Horace P. Whitworth, CFA
Co-Chief Executive Officer


/s/ Lawrence E. Gibson

Lawrence E. Gibson, CFA
Co-Chief Executive Officer

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIOS AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

                 TS&W EQUITY TOP TEN HOLDINGS AT APRIL 30, 2010
                        (AS A PERCENTAGE OF NET ASSETS)

 1. Cisco Systems                                                          3.10%
 2. General Electric                                                       2.72%
 3. Siemens ADR                                                            2.66%
 4. International Business Machines                                        2.65%
 5. BP ADR                                                                 2.22%
 6. JPMorgan Chase                                                         2.22%
 7. EOG Resources                                                          2.16%
 8. Target                                                                 2.09%
 9. Oracle                                                                 2.06%
10. Chevron                                                                2.04%

          TS&W INTERNATIONAL EQUITY TOP TEN HOLDINGS AT APRIL 30, 2010
                         (AS A PERCENTAGE OF NET ASSETS)

 1. Royal Dutch Shell, Cl A                                                2.77%
 2. Vodafone Group                                                         2.60%
 3. Hitachi                                                                2.45%
 4. First Pacific                                                          2.24%
 5. Downer EDI                                                             2.24%
 6. Daito Trust Construction                                               2.06%
 7. Air Water                                                              2.03%
 8. Investor, Ser B, Cl B                                                  2.01%
 9. Nestle                                                                 1.86%
10. SIA Engineering                                                        1.83%

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

                      DEFINITION OF THE COMPARATIVE INDICES

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX is a fixed-income market value-weighted index that combines the Barclays Capital Government/Credit Index and the Barclays Capital Mortgage-Backed Securities Index. It includes fixed-rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million.

MSCI EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.4%

                                                       SHARES          VALUE
                                                    ------------   -------------
CONSUMER DISCRETIONARY -- 9.1%
   DreamWorks Animation SKG, Cl A* ..............         21,150   $     839,443
   Ford Motor* ..................................         44,700         581,994
   Gap ..........................................         21,000         519,330
   Macy's .......................................         22,000         510,400
   Target .......................................         17,900       1,017,973
   Walt Disney ..................................         26,850         989,154
                                                                   -------------
                                                                       4,458,294
                                                                   -------------
CONSUMER STAPLES -- 6.0%
   HJ Heinz .....................................         15,000         703,050
   Nestle ADR ...................................         15,100         738,390
   Philip Morris International ..................          9,100         446,628
   Reynolds American ............................          8,700         464,754
   Unilever .....................................         18,100         547,706
                                                                   -------------
                                                                       2,900,528
                                                                   -------------
ENERGY -- 12.1%
   Anadarko Petroleum ...........................          8,200         509,712
   BP ADR .......................................         20,750       1,082,113
   Chevron ......................................         12,200         993,568
   EOG Resources ................................          9,375       1,051,125
   Exxon Mobil ..................................          8,850         600,472
   Noble ........................................         17,300         683,177
   Occidental Petroleum .........................         11,050         979,693
                                                                   -------------
                                                                       5,899,860
                                                                   -------------
FINANCIALS -- 12.4%
   Ameriprise Financial .........................         16,400         760,304
   CB Richard Ellis Group, Cl A* ................         34,000         588,880
   Chubb ........................................         17,300         914,651
   Comerica .....................................         11,300         474,600
   Goldman Sachs Group ..........................          3,100         450,120
   JPMorgan Chase ...............................         25,350       1,079,403
   Prudential Financial .........................         14,200         902,552
   Wells Fargo ..................................          9,850         326,134
   Willis Group Holdings ........................         15,500         533,975
                                                                   -------------
                                                                       6,030,619
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    ------------   -------------
HEALTH CARE -- 10.6%
   Abbott Laboratories ..........................         14,000   $     716,240
   Amgen* .......................................         11,300         648,168
   Baxter International .........................          8,800         415,536
   Johnson & Johnson ............................          6,700         430,810
   Merck ........................................         24,800         868,992
   Pfizer .......................................         55,700         931,304
   UnitedHealth Group ...........................         21,400         648,634
   WellPoint* ...................................          9,500         511,100
                                                                   -------------
                                                                       5,170,784
                                                                   -------------
INDUSTRIALS -- 17.9%
   Cummins ......................................          7,600         548,948
   Deere ........................................          8,250         493,515
   Foster Wheeler* ..............................         31,400         941,372
   General Dynamics .............................          6,400         488,704
   General Electric .............................         70,400       1,327,744
   ITT ..........................................         17,800         989,146
   L-3 Communications Holdings ..................          7,700         720,489
   Norfolk Southern .............................         16,600         984,878
   Rockwell Collins .............................         14,050         913,250
   Siemens ADR ..................................         13,250       1,293,730
                                                                   -------------
                                                                       8,701,776
                                                                   -------------
INFORMATION TECHNOLOGY -- 19.9%
   Cisco Systems* ...............................         56,050       1,508,866
   Corning ......................................         46,300         891,275
   EMC* .........................................         50,900         967,609
   Hewlett-Packard ..............................          8,900         462,533
   Intel ........................................         30,300         691,749
   International Business Machines ..............         10,000       1,290,000
   Marvell Technology Group* ....................         26,300         543,095
   Nintendo ADR .................................         17,800         745,820
   Oracle .......................................         38,850       1,003,884
   Research In Motion* ..........................         11,300         804,447
   Symantec* ....................................         47,250         792,382
                                                                   -------------
                                                                       9,701,660
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                     SHARES/FACE
                                                       AMOUNT          VALUE
                                                    ------------   -------------
MATERIALS -- 4.3%
   Freeport-McMoRan Copper & Gold ...............          5,950   $     449,404
   International Paper ..........................         18,350         490,679
   Monsanto .....................................          8,450         532,857
   United States Steel ..........................         11,300         617,658
                                                                   -------------
                                                                       2,090,598
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.0%
   AT&T .........................................         19,300         502,958
   BCE ..........................................         16,400         493,640
                                                                   -------------
                                                                         996,598
                                                                   -------------
UTILITIES -- 3.1%
   CenterPoint Energy ...........................         36,700         527,012
   Dominion Resources ...........................         23,100         965,580
                                                                   -------------
                                                                       1,492,592
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $43,327,914) ...........................                  47,443,309
                                                                   -------------
REPURCHASE AGREEMENT -- 2.6%
   Morgan Stanley
      0.080%, dated 04/30/10, to be repurchased
      on 05/03/10, repurchase price $1,283,088
      (collateralized by a U.S. Treasury
      obligation, par value $1,291,548, 1.375%,
      01/15/20, with a total market value of
      $1,308,742) (Cost $1,283,079) .............   $  1,283,079       1,283,079
                                                                   -------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $44,610,993) ........................                  $  48,726,388
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $48,731,275.

*    NON-INCOME PRODUCING SECURITY.

ADR AMERICAN DEPOSITARY RECEIPT

CL   CLASS

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio's investments:

INVESTMENTS IN SECURITIES              LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
-------------------------            -----------   ----------   -------   -----------
Common Stock .....................   $47,443,309   $       --     $--     $47,443,309
Repurchase Agreement .............            --    1,283,079      --       1,283,079
                                     -----------   ----------     ---     -----------
Total Investments in Securities ..   $47,443,309   $1,283,079     $--     $48,726,388
                                     ===========   ==========     ===     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

At April 30, 2010, sector diversification of the Portfolio was as follows:

                                              % OF
SECTOR DIVERSIFICATION                     NET ASSETS      VALUE
---------------------                      ----------   -----------
COMMON STOCK
Information Technology .................      19.9%     $ 9,701,660
Industrials ............................      17.9        8,701,776
Financials .............................      12.4        6,030,619
Energy .................................      12.1        5,899,860
Health Care ............................      10.6        5,170,784
Consumer Discretionary .................       9.1        4,458,294
Consumer Staples .......................       6.0        2,900,528
Materials ..............................       4.3        2,090,598
Utilities ..............................       3.1        1,492,592
Telecommunication Services .............       2.0          996,598
                                             -----      -----------
TOTAL COMMON STOCK .....................      97.4       47,443,309
REPURCHASE AGREEMENT ...................       2.6        1,283,079
                                             -----      -----------
TOTAL INVESTMENTS ......................     100.0       48,726,388
TOTAL OTHER ASSETS AND LIABILITIES .....       0.0            4,887
                                             -----      -----------
NET ASSETS .............................     100.0%     $48,731,275
                                             =====      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 48.2%

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   -------------
CONSUMER DISCRETIONARY -- 4.5%
   Foot Locker
      8.500%, 01/15/22 ..........................   $    500,000   $     477,500
   Johnson Controls
      5.000%, 03/30/20 ..........................        375,000         382,598
   NetFlix
      8.500%, 11/15/17 ..........................        500,000         532,500
   Wal-Mart Stores
      6.200%, 04/15/38 ..........................        865,000         952,204
   Wyndham Worldwide
      7.375%, 03/01/20 ..........................        175,000         180,704
                                                                   -------------
                                                                       2,525,506
                                                                   -------------
ENERGY -- 2.7%
   Magellan Midstream Partners
      6.550%, 07/15/19 ..........................        215,000         243,370
   McMoRan Exploration
      11.875%, 11/15/14 .........................        415,000         443,013
   Overseas Shipholding Group
      8.125%, 03/30/18 ..........................        450,000         459,000
   Tesoro
      6.625%, 11/01/15 ..........................        350,000         340,812
                                                                   -------------
                                                                       1,486,195
                                                                   -------------
FINANCIALS -- 26.3%
   Aflac
      8.500%, 05/15/19 ..........................        525,000         643,208
   Bank of America
      6.250%, 04/15/12 ..........................        615,000         662,158
   BB&T
      4.900%, 06/30/17 ..........................      1,000,000       1,019,546
   BlackRock
      6.250%, 09/15/17 ..........................        550,000         614,370
   CB Richard Ellis Services
      11.625%, 06/15/17 .........................        300,000         340,500
   Citigroup
      5.125%, 05/05/14 ..........................        500,000         515,690
   Delphi Financial Group
      7.875%, 01/31/20 ..........................        500,000         537,355

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS -- CONTINUED

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   -------------
FINANCIALS -- CONTINUED
   Ford Motor Credit
      8.700%, 10/01/14 ..........................   $    425,000   $     458,485
   General Electric Capital MTN
      6.875%, 01/10/39 ..........................      1,010,000       1,112,569
   Genworth Financial
      8.625%, 12/15/16 ..........................        880,000         962,009
   Goldman Sachs Capital II
      5.793%, 12/29/49 (A) ......................        500,000         395,625
   Goldman Sachs Group
      0.429%, 02/06/12 ..........................      1,052,000       1,056,495
   Health Care REIT
      6.000%, 11/15/13 ..........................        800,000         863,314
   Markel
      7.125%, 09/30/19 ..........................      1,310,000       1,424,349
   Merrill Lynch MTN
      5.770%, 07/25/11 ..........................        800,000         840,839
   National Rural Utilities Cooperative Finance
      10.375%, 11/01/18 .........................        540,000         736,035
   Omega Healthcare Investors
      7.000%, 01/15/16 ..........................        425,000         427,125
   Protective Life Secured Trusts MTN
      4.850%, 08/16/10 ..........................        320,000         323,750
   Raymond James Financial
      8.600%, 08/15/19 ..........................        375,000         439,718
   Torchmark
      9.250%, 06/15/19 ..........................        710,000         862,193
   Wachovia MTN
      0.402%, 03/01/12 ..........................        400,000         397,108
                                                                   -------------
                                                                      14,632,441
                                                                   -------------
HEALTH CARE -- 1.0%
   Health Management Associates
      6.125%, 04/15/16 ..........................        425,000         410,656
   Health Net
      6.375%, 06/01/17 ..........................        175,000         162,750
                                                                   -------------
                                                                         573,406
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS -- CONTINUED

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   -------------
INDUSTRIALS -- 5.7%
   Boise Cascade
      7.125%, 10/15/14 ..........................   $     60,000   $      59,250
   CHS/Community Health Systems
      8.875%, 07/15/15 ..........................        500,000         525,000
   Hertz
      8.875%, 01/01/14 ..........................        400,000         413,000
   Ingersoll-Rand Global Holding
      9.500%, 04/15/14 ..........................        630,000         772,441
   Kansas City Southern Railway
      8.000%, 06/01/15 ..........................        400,000         423,000
   Triumph Group
      8.000%, 11/15/17 ..........................        375,000         375,000
   Willis North America
      6.200%, 03/28/17 ..........................        600,000         614,362
                                                                   -------------
                                                                       3,182,053
                                                                   -------------
INFORMATION TECHNOLOGY -- 2.7%
   Cisco Systems
      5.500%, 01/15/40 ..........................        800,000         792,990
   Unisys
      12.500%, 01/15/16 .........................        400,000         447,000
   Xerox Capital Trust I
      8.000%, 02/01/27 ..........................        250,000         251,605
                                                                   -------------
                                                                       1,491,595
                                                                   -------------
MATERIALS -- 1.3%
   Allegheny Technologies
      9.375%, 06/01/19 ..........................        250,000         298,471
   Greif
      7.750%, 08/01/19 (A) ......................        400,000         421,000
                                                                   -------------
                                                                         719,471
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.9%
   Frontier Communications
      7.125%, 03/15/19 ..........................        560,000         540,400
   Valassis Communications
      8.250%, 03/01/15 ..........................        575,000         607,343

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS -- CONTINUED

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   -------------
TELECOMMUNICATION SERVICES -- CONTINUED
   Windstream
      8.625%, 08/01/16 ..........................   $    425,000   $     435,094
                                                                   -------------
                                                                       1,582,837
                                                                   -------------
UTILITIES -- 1.1%
   NRG Energy
      8.500%, 06/15/19 ..........................        620,000         630,075
                                                                   -------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $25,388,859) ........................                     26,823,579
                                                                   -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 26.9%
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 12/01/32 ..........................        151,559         166,675
      6.000%, 01/01/28 ..........................        346,232         372,136
      6.000%, 07/01/33 ..........................        147,720         160,676
      6.000%, 11/01/33 ..........................        197,310         214,616
      6.000%, 10/01/35 ..........................        415,433         447,456
      4.500%, 11/01/39 ..........................      1,454,502       1,468,380
   Federal National Mortgage Association
      6.000%, 04/01/24 ..........................        734,782         783,203
      5.500%, 04/01/28 ..........................        640,896         680,140
      5.500%, 02/01/35 ..........................        330,922         350,626
      5.500%, 01/01/36 ..........................      1,195,302       1,263,484
      5.500%, 07/01/36 ..........................        398,114         420,201
      5.000%, 11/01/23 ..........................      1,099,360       1,162,011
      5.000%, 07/01/33 ..........................      1,228,185       1,282,455
      5.000%, 08/01/33 ..........................        472,410         493,284
      5.000%, 10/01/35 ..........................      1,538,833       1,601,540
      5.000%, 03/01/38 ..........................      1,340,642       1,389,827
      4.500%, 05/01/23 ..........................        407,140         424,058
      4.500%, 09/01/35 ..........................      1,230,058       1,251,597

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- CONTINUED

                                                        FACE
                                                   AMOUNT/SHARES       VALUE
                                                   -------------   -------------
   Government National Mortgage Association
      6.000%, 11/15/31 .........................   $     141,124   $     153,689
      6.000%, 07/15/35 .........................         824,381         889,586
                                                                   -------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS (Cost $14,533,785) ...........                      14,975,640
                                                                   -------------
PREFERRED STOCK -- 8.5%
FINANCIALS -- 7.5%
   Aegon, 7.250% ...............................          25,000         541,000
   Allianz, 8.375% .............................          35,528         927,061
   Ameriprise Financial, 7.750%* ...............          17,400         459,360
   Apartment Investment & Management,
      8.000% (B) ...............................           8,220         198,842
   Apartment Investment & Management,
      7.750% (B) ...............................           3,700          87,172
   Aspen Insurance Holdings, 7.401% ............          15,800         366,560
   Bank of America, 8.625% .....................          25,000         658,250
   Federal Home Loan Mortgage, Ser Z, 8.375% ...          35,000          56,350
   Federal National Mortgage Association,
      Ser S, 8.250% ............................          35,000          51,100
   Public Storage, 7.250% (B) ..................          18,000         457,380
   Public Storage, Ser H, 6.950% (B) ...........          12,000         299,520
   Taubman Centers, Ser G, 8.000% (B) ..........             168           4,218
   Vornado Realty, 7.875% (B) ..................           3,000          77,010
                                                                   -------------
                                                                       4,183,823
                                                                   -------------
UTILITIES -- 1.0%
   Dominion Resources, 8.375% ..................          20,000         566,400
                                                                   -------------
   TOTAL PREFERRED STOCK
      (Cost $6,319,209) ........................                       4,750,223
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 7.6%
   U.S. Treasury Bonds
      6.250%, 08/15/23 .........................         400,000         489,250
      4.375%, 11/15/39 .........................       1,100,000       1,072,500
      3.125%, 01/31/17 .........................         785,000         787,883
   U.S. Treasury Notes
      4.250%, 11/15/14 .........................         575,000         626,435
      3.875%, 05/15/18 .........................         565,000         586,806

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

U.S. TREASURY OBLIGATIONS -- CONTINUED

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   -------------
      3.625%, 08/15/19 ..........................   $    660,000   $     661,031
                                                                   -------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $4,183,536) .........................                      4,223,905
                                                                   -------------
OTHER MORTGAGE-BACKED OBLIGATION -- 1.2%
   Banc of America Commercial Mortgage,
      Ser 4, Cl A3A
      5.600%, 07/10/46
      (Cost $620,233) ...........................        620,000         656,443
                                                                   -------------
TAXABLE MUNICIPAL BOND -- 0.6%
   County of Pasco Florida
      6.760%, 10/01/39
      (Cost $300,000) ...........................        300,000         309,144
                                                                   -------------
REPURCHASE AGREEMENT -- 6.5%
   Morgan Stanley
      0.080%, dated 04/30/10, to be repurchased
      on 05/03/10, repurchase price $3,599,691
      (collateralized by a U.S. Treasury
      obligation,  par value $3,623,427, 1.375%,
      01/15/20, with  total market value
      $3,671,667)
      (Cost $3,599,668) .........................      3,599,668       3,599,668
                                                                   -------------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $54,945,290) ........................                  $  55,338,602
                                                                   =============

 PERCENTAGES ARE BASED ON NET ASSETS OF $55,608,179.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $816,625 AND REPRESENTED 1.5% OF NET ASSETS.

(B)  REAL ESTATE INVESTMENT TRUST

CL   CLASS

MTN  MEDIUM TERM NOTE

REIT REAL ESTATE INVESTMENT TRUST

SER  SERIES

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio's investments carried at value:

INVESTMENTS IN SECURITIES              LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
-------------------------            ----------   -----------   -------   -----------
Corporate Obligations ............   $       --   $26,823,579     $--     $26,823,579
U.S. Government Agency
   Mortgage-Backed Obligations ...           --    14,975,640      --      14,975,640
Preferred Stock ..................    4,750,223            --      --       4,750,223
U.S. Treasury Obligations ........           --     4,223,905      --       4,223,905
Other Mortgage-Backed
   Obligations ...................           --       656,443      --         646,443
Taxable Municipal Bond ...........           --       309,144      --         309,144
Repurchase Agreement .............           --     3,599,668      --       3,599,668
                                     ----------   -----------     ---     -----------
Total Investments in Securities ..   $4,750,223   $50,588,379     $--     $55,338,602
                                     ----------   -----------     ---     -----------

At April 30, 2010, the diversification of the Portfolio was as follows:

                                                             % OF
SECTOR DIVERSIFICATION                                    NET ASSETS      VALUE
---------------------                                     ----------   -----------
CORPORATE OBLIGATIONS
Financials ............................................      26.3%     $14,632,441
Industrials ...........................................       5.7        3,182,053
Consumer Discretionary ................................       4.5        2,525,506
Telecommunication Services ............................       2.9        1,582,837
Information Technology ................................       2.7        1,491,595
Energy ................................................       2.7        1,486,195
Materials .............................................       1.3          719,471
Utilities .............................................       1.1          630,075
Health Care ...........................................       1.0          573,406
                                                            -----      -----------
TOTAL CORPORATE OBLIGATIONS ...........................      48.2       26,823,579
                                                            -----      -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS ....      26.9       14,975,640
PREFERRED STOCK .......................................       8.5        4,750,223
U.S. TREASURY OBLIGATION ..............................       7.6        4,223,905
REPURCHASE AGREEMENT ..................................       6.5        3,599,668
OTHER MORTGAGE-BACKED OBLIGATION ......................       1.2          656,443
TAXABLE MUNICIPAL BOND ................................       0.6          309,144
                                                            -----      -----------
TOTAL INVESTMENTS .....................................      99.5       55,338,602
TOTAL OTHER ASSETS AND LIABILITIES ....................       0.5          269,577
                                                            -----      -----------
NET ASSETS ............................................     100.0%     $55,608,179
                                                            =====      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.0%

                                                       SHARES          VALUE
                                                    ------------   -------------
AUSTRALIA -- 4.4%
   APA Group* ...................................        180,000   $     603,823
   Computershare ................................         76,300         833,560
   Downer EDI ...................................        225,000       1,447,126
                                                                   -------------
                                                                       2,884,509
                                                                   -------------
AUSTRIA -- 0.6%
   EVN ..........................................         24,704         412,008
                                                                   -------------
BRAZIL -- 3.1%
   Cia de Saneamento Basico do Estado de Sao Paulo
      ADR .......................................         22,000         865,700
   Cosan, Cl A* .................................         35,500         377,010
   Redecard .....................................         45,000         750,368
                                                                   -------------
                                                                       1,993,078
                                                                   -------------
DENMARK -- 1.4%
   Carlsberg, Cl B ..............................         11,400         920,129
                                                                   -------------
FINLAND -- 3.8%
   Fortum .......................................         32,700         843,798
   Sampo, Cl A ..................................         28,178         691,675
   Stora Enso, Cl R .............................        114,500         954,655
                                                                   -------------
                                                                       2,490,128
                                                                   -------------
FRANCE -- 5.5%
   AXA ..........................................         38,783         769,667
   Bouygues .....................................         19,700         974,808
   Euler Hermes .................................         10,400         859,058
   Sanofi-Aventis ...............................         15,000       1,021,892
                                                                   -------------
                                                                       3,625,425
                                                                   -------------
GERMANY -- 9.9%
   Adidas .......................................         10,000         588,453
   Allianz ......................................          5,700         652,591
   E.ON ADR .....................................         26,500         978,909
   Hannover Rueckversicherung ...................          2,900         135,926
   HeidelbergCement .............................         16,000         989,400
   Hochtief .....................................          9,800         807,835
   Linde ........................................          5,500         657,437

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    ------------   -------------
GERMANY -- CONTINUED
   Rhoen Klinikum ...............................         26,800   $     689,220
   Siemens ......................................         10,200       1,004,625
                                                                   -------------
                                                                       6,504,396
                                                                   -------------
GREECE -- 1.3%
   OPAP .........................................         42,336         858,727
                                                                   -------------
HONG KONG -- 2.2%
   First Pacific ................................      2,155,200       1,447,856
                                                                   -------------
JAPAN -- 17.9%
   Air Water ....................................        118,500       1,310,192
   Daito Trust Construction .....................         24,900       1,326,274
   East Japan Railway ...........................         15,000       1,002,607
   Fukuoka Financial Group ......................        186,000         806,369
   Hitachi ......................................        360,000       1,580,983
   Japan Petroleum Exploration ..................         15,500         790,888
   Jupiter Telecommunications ...................            561         567,396
   Kintetsu World Express .......................         41,000         977,333
   Komatsu ......................................         42,000         845,932
   Mitsubishi ...................................         43,800       1,036,702
   Nintendo .....................................          2,600         872,715
   Nippon Telegraph & Telephone .................          8,300         337,570
   Suzuki Motor .................................         12,700         266,738
                                                                   -------------
                                                                      11,721,699
                                                                   -------------
NETHERLANDS -- 5.4%
   BinckBank ....................................         74,846       1,045,458
   Royal Dutch Shell, Cl A ......................         57,300       1,785,401
   Wolters Kluwer ...............................         35,000         714,147
                                                                   -------------
                                                                       3,545,006
                                                                   -------------
SINGAPORE -- 4.4%
   Flextronics* .................................        130,000       1,007,500
   Fraser and Neave .............................        200,000         710,589
   SIA Engineering ..............................        440,000       1,177,469
                                                                   -------------
                                                                       2,895,558
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    ------------   -------------
SOUTH KOREA -- 2.5%
   LG Telecom ...................................        108,000   $     814,631
   SK Telecom ...................................          5,000         780,300
                                                                   -------------
                                                                       1,594,931
                                                                   -------------
SPAIN -- 1.1%
   Viscofan .....................................         27,400         739,860
                                                                   -------------
SWEDEN -- 2.0%
   Investor, Ser B, Cl B ........................         68,600       1,296,820
                                                                   -------------
SWITZERLAND -- 9.7%
   Bank Sarasin & Cie ...........................          8,505         330,253
   Credit Suisse Group ..........................          9,200         421,535
   GAM Holding ..................................         61,000         756,411
   Julius Baer Group ............................         28,056         962,579
   Nestle .......................................         24,500       1,196,750
   Noble ........................................         19,800         781,902
   Novartis .....................................         19,700       1,002,676
   Zurich Financial Services ....................          4,000         885,258
                                                                   -------------
                                                                       6,337,364
                                                                   -------------
THAILAND -- 1.0%
   Bangkok Bank NVDR ............................        184,000         654,426
                                                                   -------------
TURKEY -- 0.9%
   Turkcell Iletisim Hizmet ADR .................         35,000         565,950
                                                                   -------------
UNITED KINGDOM -- 13.6%
   Barclays .....................................        120,000         616,656
   BHP Billiton ADR .............................         17,300       1,055,300
   BP ADR .......................................         14,100         735,315
   Carnival .....................................         17,300         749,714
   Diageo ADR ...................................          7,350         500,829
   HSBC Holdings ................................         99,924       1,020,421
   Tesco ........................................        121,000         802,868
   Unilever .....................................         28,000         841,730
   Vodafone Group ...............................        757,000       1,678,051
   Willis Group Holdings ........................         27,000         930,150
                                                                   -------------
                                                                       8,931,034
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   -------------
UNITED STATES -- 3.3%
   Philip Morris International....................        22,500   $   1,104,300
   Virgin Media...................................        60,000       1,055,399
                                                                   -------------
                                                                       2,159,699
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $58,058,081)..........................                    61,578,603
                                                                   -------------
REPURCHASE AGREEMENT -- 4.5%
   Morgan Stanley
      0.080%, dated 04/30/10, to be repurchased
      on 05/03/10, repurchase price $2,934,920
      (collateralized by a U.S. Treasury
      obligation, par value $2,954,290,
      1.375%, 01/15/20, total market value
      $2,993,621)
      (Cost $2,934,918)...........................   $ 2,934,918       2,934,918
                                                                   -------------
   TOTAL INVESTMENTS -- 98.5%
      (Cost $60,992,999)..........................                 $  64,513,521
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $65,524,194.

*    NON-INCOME PRODUCING SECURITY.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

NVDR NON-VOTING DEPOSITORY RECEIPT

SER  SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio's investments carried at value:

INVESTMENTS IN SECURITIES              LEVEL 1       LEVEL 2+    LEVEL 3      TOTAL
-------------------------            -----------   -----------   -------   -----------
Common Stock
   Australia .....................   $        --   $ 2,884,509     $--     $ 2,884,509
   Austria .......................            --       412,008      --         412,008
   Brazil ........................     1,993,078            --      --       1,993,078
   Denmark .......................            --       920,129      --         920,129
   Finland .......................            --     2,490,128      --       2,490,128
   France ........................            --     3,625,425      --       3,625,425
   Germany .......................       978,909     5,525,487      --       6,504,396
   Greece ........................            --       858,727      --         858,727
   Hong Kong .....................            --     1,447,856      --       1,447,856
   Japan .........................            --    11,721,699      --      11,721,699
   Netherlands ...................            --     3,545,006      --       3,545,006
   Singapore .....................     l,007,500     1,888,058      --       2,895,558
   South Korea ...................            --     1,594,931      --       1,594,931
   Spain .........................            --       739,860      --         739,860
   Sweden ........................            --     1,296,820      --       1,296,820
   Switzerland ...................       781,902     5,555,462      --       6,337,364
   Thailand ......................            --       654,426      --         654,426
   Turkey ........................       565,950            --      --         565,950
   United Kingdom ................     3,221,594     5,709,440      --       8,931,034
   United States .................     2,159,699            --      --       2,159,699
                                     -----------   -----------     ---     -----------
Total Common Stock ...............    10,708,632    50,869,971      --      61,578,603
                                     -----------   -----------     ---     -----------
Repurchase Agreement .............            --     2,934,918      --       2,934,918
                                     -----------   -----------     ---     -----------
Total Investments in Securities ..   $10,708,632   $53,804,889     $--     $64,513,521
                                     ===========   ===========     ===     ===========

 + REPRESENTS SECURITIES TRADED PRIMARILY OUTSIDE THE UNITED STATES, THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

At April 30, 2010, sector diversification of the Portfolio was as follows:

                                            % OF
                                         NET ASSETS      VALUE
                                         ----------   -----------
COMMON STOCK
Financials ...........................      23.8%     $15,609,383
Industrials ..........................      13.8        9,010,218
Consumer Staples .....................       9.9        6,483,476
Telecommunication Services ...........       7.9        5,151,310
Information Technology ...............       7.7        5,045,126
Materials ............................       7.6        4,966,984
Consumer Discretionary ...............       7.3        4,800,574
Energy ...............................       6.2        4,093,506
Utilities ............................       5.7        3,704,238
Health Care ..........................       4.1        2,713,788
                                           -----      -----------
TOTAL COMMON STOCK ...................      94.0       61,578,603
REPURCHASE AGREEMENT .................       4.5        2,934,918
                                           -----      -----------
TOTAL INVESTMENTS ....................      98.5       64,513,521
TOTAL OTHER ASSETS AND LIABILITIES ...       1.5        1,010,673
                                           -----      -----------
NET ASSETS ...........................     100.0%     $65,524,194
                                           =====      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W PORTFOLIOS
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           FIXED      INTERNATIONAL
                                                             EQUITY        INCOME         EQUITY
                                                           PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                          -----------   -----------   -------------
ASSETS:
Investments at Value (Cost $44,610,993, $54,945,290
   and $60,992,999, respectively) .....................   $48,726,388   $55,338,602    $64,513,521
Dividends and Interest Receivable .....................        42,890       630,727        278,614
Foreign Tax Reclaim Receivable ........................         4,490            --         54,167
Receivable for Investment Securities Sold .............            --     1,242,325        297,818
Receivable for Capital Shares Sold ....................         7,520            20        971,228
Prepaid Expenses ......................................        13,725        14,533         15,172
                                                          -----------   -----------    -----------
TOTAL ASSETS ..........................................    48,795,013    57,226,207     66,130,520
                                                          -----------   -----------    -----------
LIABILITIES:
Payable due to Investment Adviser .....................        30,528         9,185         56,257
Payable due to Administrator ..........................         8,250         9,118         11,399
Payable for Trustees' Fees ............................         1,239         1,672          1,877
Chief Compliance Officer Fees Payable .................         1,058         1,444          1,584
Payable for Investment Securities Purchased ...........            --     1,519,063        489,204
Payable for Income Distributions ......................            --        15,981             --
Payable for Capital Shares Redeemed ...................            --         5,279             --
Accrued Foreign Capital Gains Tax on
   Appreciated Securities .............................            --            --         11,478
Other Payables ........................................            --        25,603             --
Other Accrued Expenses ................................        22,663        30,683         34,527
                                                          -----------   -----------    -----------
TOTAL LIABILITIES .....................................        63,738     1,618,028        606,326
                                                          -----------   -----------    -----------
NET ASSETS ............................................   $48,731,275   $55,608,179    $65,524,194
                                                          ===========   ===========    ===========
NET ASSETS:
Paid-in-Capital .......................................   $51,067,958   $54,762,009    $67,540,096
Undistributed Net Investment Income ...................        15,706        17,977        433,168
Accumulated Net Realized Gain (Loss) on Investments ...    (6,467,784)      434,881     (5,956,914)
Net Unrealized Appreciation on Investments ............     4,115,395       393,312      3,520,522
Net Unrealized Depreciation on
   Foreign Curreny Transactions .......................            --            --         (1,200)
Accumulated Foreign Capital Gains Tax on
   Appreciated Securities .............................            --            --        (11,478)
                                                          -----------   -----------    -----------
NET ASSETS ............................................   $48,731,275   $55,608,179    $65,524,194
                                                          ===========   ===========    ===========
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ..........     4,745,432     5,429,759      5,022,786
                                                          ===========   ===========    ===========
NET ASSET VALUE, per Share ............................   $     10.27   $     10.24    $     13.05
                                                          ===========   ===========    ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W PORTFOLIOS FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                          FIXED     INTERNATIONAL
                                                            EQUITY       INCOME         EQUITY
                                                           PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                          ----------   ----------   -------------
INVESTMENT INCOME:
Dividends .............................................   $  450,873   $  132,836    $1,079,544
Interest ..............................................          482    1,378,910           284
Less: Foreign Taxes Withheld ..........................       (8,461)          --      (111,733)
                                                          ----------   ----------    ----------
   TOTAL INCOME .......................................      442,894    1,511,746       968,095
                                                          ----------   ----------    ----------
EXPENSES:
Investment Advisory Fees ..............................      174,125      120,656       333,899
Administration Fees ...................................       48,254       55,864        69,444
Trustees' Fees ........................................        3,134        3,839         4,636
Chief Compliance Officer Fees .........................        2,032        2,497         3,002
Transfer Agent Fees ...................................       22,171       23,720        26,335
Shareholder Servicing Fees ............................       10,460       13,829        18,019
Audit Fees ............................................        9,309        9,326         9,355
Filing and Registration Fees ..........................        7,082        7,372         7,430
Legal Fees ............................................        6,892        8,461        10,205
Printing Fees .........................................        4,702        5,656         6,877
Custodian Fees ........................................        2,480        2,480        16,270
Other Expenses ........................................        4,735       13,585        14,020
                                                          ----------   ----------    ----------
   TOTAL EXPENSES .....................................      295,376      267,285       519,492
Less:
Waiver of Investment Advisory Fees ....................           --      (66,181)           --
Fees Paid Indirectly -- Note 4 ........................          (14)          (9)          (17)
                                                          ----------   ----------    ----------
   NET EXPENSES .......................................      295,362      201,095       519,475
                                                          ----------   ----------    ----------
NET INVESTMENT INCOME .................................      147,532    1,310,651       448,620
                                                          ----------   ----------    ----------
NET REALIZED GAIN (LOSS) ON:
Investments ...........................................    1,446,953      967,319     1,093,757
Foreign Currency Transactions .........................           --           --      (152,997)
                                                          ----------   ----------    ----------
NET REALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ......................    1,446,953      967,319       940,760
                                                          ----------   ----------    ----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON:
Investments ...........................................    4,782,167      310,151     2,126,369
Foreign Currency Transactions .........................           --           --        (8,674)
Foreign Capital Gains Tax on Appreciated Securities ...           --           --        (6,909)
                                                          ----------   ----------    ----------
NET CHANGE IN UNREALIZED APPRECIATION .................    4,782,167      310,151     2,110,786
                                                          ----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCY ...................    6,229,120    1,277,470     3,051,546
                                                          ----------   ----------    ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................   $6,376,652   $2,588,121    $3,500,166
                                                          ==========   ==========    ==========

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS
                                                             ENDED
                                                           APRIL 30,     YEAR ENDED
                                                             2010       OCTOBER 31,
                                                          (UNAUDITED)       2009
                                                          -----------   -----------
OPERATIONS:
   Net Investment Income ..............................   $   147,532   $   408,442
   Net Realized Gain (Loss) on Investments ............     1,446,953    (6,558,894)
   Net Change in Unrealized Appreciation on
      Investments .....................................     4,782,167     8,584,478
                                                          -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..     6,376,652     2,434,026
                                                          -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..............................      (151,887)     (388,381)
                                                          -----------   -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..................      (151,887)     (388,381)
                                                          -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................     1,704,478     5,164,833
   Reinvestment of Distributions ......................       147,992       376,756
   Redeemed ...........................................    (2,572,756)   (3,558,396)
                                                          -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS .........................      (720,286)    1,983,193
                                                          -----------   -----------
      TOTAL INCREASE IN NET ASSETS ....................     5,504,479     4,028,838
                                                          -----------   -----------
NET ASSETS:
   Beginning of Period ................................    43,226,796    39,197,958
                                                          -----------   -----------
   End of Period (including undistributed net
      investment income of $15,706 and $20,061,
      respectively) ...................................   $48,731,275   $43,226,796
                                                          ===========   ===========
SHARE TRANSACTIONS:
   Issued .............................................       173,472       640,786
   Reinvestment of Distributions ......................        14,783        47,718
   Redeemed ...........................................      (260,292)     (441,206)
                                                          -----------   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
   SHARE TRANSACTIONS .................................       (72,037)      247,298
                                                          ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS
                                                             ENDED
                                                           APRIL 30,     YEAR ENDED
                                                              2010      OCTOBER 31,
                                                          (UNAUDITED)       2009
                                                          -----------   -----------
OPERATIONS:
   Net Investment Income ..............................   $ 1,310,651   $ 2,384,119
   Net Realized Gain on Investments ...................       967,319       639,208
   Net Change in Unrealized Appreciation on
      Investments .....................................       310,151     6,532,626
                                                          -----------   -----------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS.......................................     2,588,121     9,555,953
                                                          -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..............................    (1,318,481)   (2,396,568)
                                                          -----------   -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..................    (1,318,481)   (2,396,568)
                                                          -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................     4,154,323     3,574,445
   Reinvestment of Distributions ......................     1,225,857     2,213,471
   Redeemed ...........................................    (3,385,464)   (4,658,537)
                                                          -----------   -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ....................................     1,994,716     1,129,379
                                                          -----------   -----------
      TOTAL INCREASE IN NET ASSETS ....................     3,264,356     8,288,764
                                                          -----------   -----------
NET ASSETS:
   Beginning of Period ................................    52,343,823    44,055,059
                                                          -----------   -----------
   End of Period (including undistributed net
      investment income of $17,977 and $25,807,
      respectively) ...................................   $55,608,179   $52,343,823
                                                          ===========   ===========
SHARE TRANSACTIONS:
   Issued .............................................       411,037       379,550
   Reinvestment of Distributions ......................       121,091       235,338
   Redeemed ...........................................      (334,216)     (504,183)
                                                          -----------   -----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ....................................       197,912       110,705
                                                          ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS
                                                             ENDED
                                                           APRIL 30,     YEAR ENDED
                                                              2010      OCTOBER 31,
                                                          (UNAUDITED)       2009
                                                          -----------   -----------
OPERATIONS:
   Net Investment Income ..............................   $   448,620   $   995,418
   Net Realized Gain (Loss) on Investments and
      Foreign Currency Transactions ...................       940,760    (5,461,786)
   Net Change in Unrealized Appreciation on
      Investments,
      Foreign Currency Transactions and Foreign Capital
      Gains Tax on Appreciated Securities .............     2,110,786    18,728,611
                                                          -----------   -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .................................     3,500,166    14,262,243
                                                          -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..............................      (844,284)     (954,010)
                                                          -----------   -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..................      (844,284)     (954,010)
                                                          -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................     7,043,654     5,840,118
   Reinvestment of Distributions ......................       815,682       915,590
   Redeemed ...........................................    (9,590,714)   (6,993,309)
                                                          -----------   -----------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ....................................    (1,731,378)     (237,601)
                                                          -----------   -----------
   TOTAL INCREASE IN NET ASSETS .......................       924,504    13,070,632
                                                            ---------   -----------
NET ASSETS:
   Beginning of Period ................................    64,599,690    51,529,058
                                                          -----------   -----------
   End of Period (including undistributed net
      investment income of $433,168 and $828,832,
      respectively) ...................................   $65,524,194   $64,599,690
                                                          ===========   ===========
SHARE TRANSACTIONS:
   Issued .............................................       535,695       557,134
   Reinvestment of Distributions ......................        63,576        91,013
   Redeemed ...........................................      (724,037)     (684,027)
                                                          -----------   -----------
   NET DECREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ....................................      (124,766)      (35,880)
                                                          ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                          FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

                                     SIX MONTHS
                                       ENDED
                                     APRIL 30,                 YEARS ENDED OCTOBER 31,
                                        2010      ------------------------------------------------
                                    (UNAUDITED)     2009      2008       2007      2006      2005
                                    -----------   -------   -------    -------   -------   -------
Net Asset Value,
   Beginning of Period ..........    $  8.97      $  8.58   $ 14.24    $ 14.19   $ 13.16   $ 11.82
                                     -------      -------   -------    -------   -------   -------
Income from Operations:
   Net Investment Income(1) .....       0.03         0.09      0.12       0.10      0.12      0.12(2)
   Net Realized and Unrealized
      Gain (Loss) ...............       1.30         0.38     (4.59)      1.96      1.54      1.35
                                     -------      -------   -------    -------   -------   -------
Total from Operations ...........       1.33         0.47     (4.47)      2.06      1.66      1.47
                                     -------      -------   -------    -------   -------   -------
Redemption Fees .................         --           --        --         --*       --        --
                                     -------      -------   -------    -------   -------   -------
Dividends and Distributions:
   Net Investment Income ........      (0.03)       (0.08)    (0.12)     (0.13)    (0.10)    (0.13)
   Net Realized Gain ............         --           --     (1.07)     (1.88)    (0.53)       --
   Return of Capital ............         --           --       --*         --        --        --
                                     -------      -------   -------    -------   -------   -------
      Total Dividends and
         Distributions ..........      (0.03)       (0.08)    (1.19)     (2.01)    (0.63)    (0.13)
                                     -------      -------   -------    -------   -------   -------
Net Asset Value, End of Period ..    $ 10.27      $  8.97   $  8.58    $ 14.24   $ 14.19   $ 13.16
                                     =======      =======   =======    =======   =======   =======
TOTAL RETURN+ ...................      14.86%        5.64%   (34.02)%    15.91%    12.99%    12.49%
                                     =======      =======   =======    =======   =======   =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Year/Period
   (Thousands) ..................    $48,731      $43,227   $39,198    $55,678   $50,490   $46,347
Ratio of Expenses to
   Average Net Assets(3) ........       1.27%(4)     1.40%     1.22%      1.24%     1.31%     1.33%
Ratio of Net Investment Income
   to Average Net Assets ........       0.64%(4)     1.08%     1.00%      0.76%     0.88%     0.91%(2)
Portfolio Turnover Rate .........         23%          41%       46%        52%       46%       54%

*    AMOUNT WAS LESS THAN $0.01 PER SHARE.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

(2) NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.03 AND 0.28%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.27%, 1.40%, 1.22%, 1.23%, 1.31% AND 1.33% FOR THE SIX MONTHS
     ENDED APRIL 30, 2010 AND THE FISCAL YEARS ENDED 2009, 2008, 2007, 2006 AND 2005, RESPECTIVELY.

(4)  ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                          FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

                                     SIX MONTHS
                                       ENDED
                                     APRIL 30,                     YEARS ENDED OCTOBER 31,
                                        2010      --------------------------------------------------------
                                    (UNAUDITED)     2009        2008         2007        2006        2005
                                    -----------   -------     -------      -------     -------     -------
Net Asset Value,
   Beginning of Period ..........    $ 10.00      $  8.60     $  9.98      $ 10.01     $  9.96     $ 10.42
                                     -------      -------     -------      -------     -------     -------
Income from Operations:
   Net Investment Income(1) .....       0.24         0.47        0.48         0.48        0.45        0.35
   Net Realized and Unrealized
      Gain (Loss) ...............       0.25         1.40       (1.37)       (0.04)       0.05       (0.29)
                                     -------      -------     -------      -------     -------     -------
Total from Operations ...........       0.49         1.87       (0.89)        0.44        0.50        0.06
                                     -------      -------     -------      -------     -------     -------
Dividends and Distributions:
   Net Investment Income ........      (0.25)       (0.47)      (0.49)       (0.47)      (0.45)      (0.37)
   Net Realized Gain ............         --           --          --           --          --       (0.15)
                                     -------      -------     -------      -------     -------     -------
      Total Dividends and
         Distributions ..........      (0.25)       (0.47)      (0.49)       (0.47)      (0.45)      (0.52)
                                     -------      -------     -------      -------     -------     -------
Net Asset Value, End of Period ..    $ 10.24      $ 10.00     $  8.60      $  9.98     $ 10.01     $  9.96
                                     =======      =======     =======      =======     =======     =======
TOTAL RETURN+ ...................       4.92%++     22.23%++    (9.35)%++     4.50%++     5.19%++     0.55%
                                     =======      =======     =======      =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Year/Period
   (Thousands) ..................    $55,608      $52,344     $44,055      $48,420     $35,322     $30,120
Ratio of Expenses to
   Average Net Assets(2) ........       0.75%(3)     0.75%       0.75%        0.75%       0.85%       1.13%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) ..........       1.00%(3)     1.09%       0.95%        1.00%       1.11%       1.13%
Ratio of Net Investment Income
   to Average Net Assets ........       4.89%(3)     5.01%       4.87%        4.81%       4.57%       3.42%
Portfolio Turnover Rate .........         36%         147%        103%          68%         86%         82%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES DURING THE PERIOD.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.75%, 0.75%, 0.75%, 0.75%, 0.85% AND 1.13% FOR THE SIX MONTHS
     ENDED APRIL 30, 2010 AND THE FISCAL YEARS ENDED 2009, 2008, 2007, 2006 AND 2005, RESPECTIVELY.

(3)  ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                          FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

                                     SIX MONTHS
                                       ENDED
                                     APRIL 30,                YEARS ENDED OCTOBER 31,
                                        2010      -----------------------------------------------
                                    (UNAUDITED)     2009      2008      2007      2006      2005
                                    -----------   -------   -------   -------   -------   -------
Net Asset Value,
   Beginning of Period ..........    $ 12.55      $  9.94   $ 21.16   $ 19.08   $ 14.83   $ 12.88
                                     -------      -------   -------   -------   -------   -------
Income from Operations:
   Net Investment Income(1) .....       0.09         0.19      0.26      0.28      0.16      0.11
   Net Realized and Unrealized
      Gain (Loss) ...............       0.57         2.61     (8.99)     4.37      4.17      1.92
                                     -------      -------   -------   -------   -------   -------
Total from Operations ...........       0.66         2.80     (8.73)     4.65      4.33      2.03
                                     -------      -------   -------   -------   -------   -------
Redemption Fees .................         --           --        --*       --*       --       --*
                                     -------      -------   -------   -------   -------   -------
Dividends and Distributions:
   Net Investment Income ........      (0.16)       (0.19)    (0.20)    (0.09)    (0.08)    (0.08)
   Net Realized Gain ............         --           --     (2.29)    (2.48)       --        --
                                     -------      -------   -------   -------   -------   -------
      Total Dividends and
         Distributions ..........      (0.16)       (0.19)    (2.49)    (2.57)    (0.08)    (0.08)
                                     -------      -------   -------   -------   -------   -------
Net Asset Value, End of Period ..    $ 13.05      $ 12.55   $  9.94   $ 21.16   $ 19.08   $ 14.83
                                     =======      =======   =======   =======   =======   =======
TOTAL RETURN+ ...................       5.31%       28.58%   (46.36)%   26.86%    29.33%    15.82%
                                     =======      =======   =======   =======   =======   =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Year/Period
   (Thousands) ..................    $65,524      $64,600   $51,529   $91,838   $70,503   $59,507
Ratio of Expenses to
   Average Net Assets(2) ........       1.56%(3)     1.67%     1.53%     1.55%     1.61%     1.63%
Ratio of Net Investment Income
   to Average Net Assets ........       1.34%(3)     1.87%     1.67%     1.47%     0.96%     0.76%
Portfolio Turnover Rate .........         21%          42%       40%       41%       74%       22%

*    AMOUNT WAS LESS THAN $0.01 PER SHARE.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.56%, 1.67%, 1.52%, 1.55%, 1.61% AND 1.63% FOR THE SIX MONTHS
     ENDED APRIL 30, 2010 AND THE FISCAL YEARS ENDED 2009, 2008, 2007, 2006 AND 2005, RESPECTIVELY.

(3)  ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The TS&W Equity Portfolio seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies. The TS&W Fixed Income Portfolio seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities. The TS&W International Equity Portfolio seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. The Portfolios may change their investment objective without shareholder approval. The financial statements of the remaining portfolios in the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolios.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolios.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees (the "Board"). The Portfolios' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities in the TS&W Equity Portfolio and the TS&W International Equity Portfolio that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolios calculate net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolios calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolios calculate their net asset value, it may request that a Committee Meeting be called. In addition, the Portfolios' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolios calculate their net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The TS&W International Equity Portfolio uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) ("Interactive Data") as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolios value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser to the Portfolio believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Portfolio's Administrator and requests that a meeting of the Committee be held.

If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2010, there have been no significant changes to the Trust's fair valuation methodology.

FEDERAL INCOME TAXES -- It is the Portfolios' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION -- The books and records of the TS&W Equity Portfolio and the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W Equity Portfolio and the TS&W International Equity Portfolio do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W Equity Portfolio and the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The TS&W Equity Portfolio distributes substantially all of its net investment income, if any, quarterly. The TS&W Fixed Income Portfolio declares all of its net investment income, if any, daily and distributes it monthly. The TS&W International Equity Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The TS&W Equity Portfolio and TS&W International Equity Portfolio retain a redemption fee of 1.00% on redemptions of capital shares held for less than 60 days. For the six months ended April 30, 2010, there were no redemption fees retained for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolios and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolios' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Thompson, Siegal & Walmsey, Inc. (the "Adviser").

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

The Portfolios earned cash management credits which are used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as Custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (U.S.) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows:

TS&W PORTFOLIOS           RATE
---------------           ----
Equity ................   0.75%
Fixed Income ..........   0.45%
International Equity ..   1.00%*

* Effective June 1, 2010 the advisory fee is 0.65%. See Note 11, Subsequent Events, for further information.

For each Portfolio, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios' total annual operating expenses from exceeding 1.50%, 0.75%, and 1.75% of the average daily net assets of TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio, respectively.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2010, the purchases and sales and maturities of investment securities other than long-term U.S. Government and short-term securities were:

                                                         SALES AND
TS&W PORTFOLIOS                            PURCHASES     MATURITIES
---------------                           -----------   -----------
TS&W Equity Portfolio .................   $10,196,072   $10,389,092
TS&W Fixed Income Portfolio ...........    13,112,089    11,486,946
TS&W International Equity Portfolio ...    13,868,836    19,851,143

Purchases and sales and maturities of long-term U.S. Government securities were $5,263,963 and $6,478,277, respectively for the TS&W Fixed Income Portfolio. There were no purchases or sales and maturities of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

Accordingly, the following Portfolios had permanent differences that are primarily attributable to foreign currency, paydown gains/(losses) and investments in REITs that have been reclassified to (from) the following accounts:

                                      UNDISTRIBUTED    ACCUMULATED
                                     NET INVESTMENT   NET REALIZED
                                      INCOME (LOSS)    GAIN/(LOSS)
                                     --------------   ------------
Equity Portfolio .................      $      --       $     --
Fixed Income Portfolio ...........      $  30,895       $(30,895)
International Equity Portfolio ...      $(166,317)      $166,317

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                        ORDINARY      LONG-TERM     RETURN OF
TS&W PORTFOLIOS          INCOME     CAPITAL GAIN     CAPITAL        TOTAL
---------------        ----------   ------------    ---------   -----------
Equity
   2009 ............   $  388,381    $       --       $   --    $   388,381
   2008 ............    1,551,894     3,157,715        8,445      4,718,054
Fixed Income
   2009 ............   $2,396,568    $       --       $   --    $ 2,396,568
   2008 ............    2,473,704            --           --      2,473,704
International Equity
   2009 ............   $  954,010    $       --       $   --    $   954,010
   2008 ............    3,746,681     7,223,407           --     10,970,088

As of October 31, 2009, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                                         TS&W PORTFOLIOS
                                             ---------------------------------------
                                                             FIXED     INTERNATIONAL
                                                EQUITY       INCOME        EQUITY
                                             -----------   ---------   -------------
Undistributed Ordinary Income ............   $    20,057   $ 242,666    $   831,022
Undistributed Long-Term Capital Gain .....            --          --             --
Capital Loss Carryforwards ...............    (7,897,826)   (532,438)    (6,680,908)
Unrealized Appreciation (Depreciation) ...      (683,679)     83,161      1,178,102
Other Temporary Differences ..............            --    (216,859)            --
                                             -----------   ---------    -----------
Total (Accumulated Losses) ...............   $(8,561,448)  $(423,470)   $(4,671,784)
                                             ===========   =========    ===========

For Federal income tax purposes, capital carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                         TOTAL
                                                        CAPITAL
                                                         LOSS
                             EXPIRES      EXPIRES    CARRYFORWARD
TS&W PORTFOLIOS               2017         2016        10/31/09
---------------            ----------   ----------   -----------
Equity .................   $6,558,894   $1,338,932    $7,897,826
Fixed Income ...........           --      532,438       532,438
International Equity ...    5,078,704    1,602,204     6,680,908

During the year ended October 31, 2009, the Fixed Income Portfolio utilized $604,662 of capital loss carryforwards to offset capital gains.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding accumulated foreign capital gains tax on appreciated securities and foreign currency) by the Portfolios at April 30, 2010, were as follows:

                                         AGGREGATE GROSS   AGGREGATE GROSS
                             FEDERAL       UNREALIZED         UNREALIZED      NET UNREALIZED
TS&W PORTFOLIOS              TAX COST     APPRECIATION       DEPRECIATION      APPRECIATION
---------------            -----------   ---------------   ---------------   ---------------
Equity .................   $44,610,993      $6,547,679       $(2,432,284)       $4,115,395
Fixed Income ...........    54,945,290       2,209,950        (1,816,638)          393,312
International Equity ...    60,992,999       7,730,591        (4,210,069)        3,520,522

8. CONCENTRATION OF RISK:

At April 30, 2010, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

The market values of the TS&W Fixed Income Portfolio investments will change in response to interest rate changes and other factors. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Portfolio's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Portfolio to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Portfolio to reinvest the money at a lower interest rate.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

9. OTHER:

At April 30, 2010, the percentage of total shares outstanding held by significant shareholders for each Portfolio, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

                              NO. OF          %
TS&W PORTFOLIOS            SHAREHOLDERS   OWNERSHIP
---------------            ------------   ---------
Equity .................         1            56%
Fixed Income ...........         1            62%
International Equity ...         1            56%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

10. ACCOUNTING PRONOUNCEMENTS:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENTS:

The Portfolios have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, the following adjustments were required to the financial statements.

At the Quarterly Meeting of the Board of Trustees of the Trust held on May 18-19, 2010 the Adviser recommended, and the Board approved, a reduction of the advisory fee payable to the Adviser for its services to the TS&W International Equity Portfolio (the "International Equity Portfolio") from an annual rate of 1.00% to 0.65% of the Portfolio's average daily net assets. The new advisory fee became effective June 1, 2010. The reduction in advisory fees will not impact the nature and quality of the services provided to the International Equity Portfolio by the Adviser. Further, the reduction in the advisory fee will not impact any other fee arrangements or obligations of the International Equity Portfolio or the Adviser, contractual or otherwise, including, but not limited to, the voluntary expense cap the Adviser has agreed to maintain with respect to the International Equity Portfolio.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

                                      BEGINNING     ENDING                 EXPENSES
                                       ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                        VALUE       VALUE       EXPENSE     DURING
                                       11/1/09     4/30/10      RATIOS      PERIOD*
                                      ---------   ---------   ----------   --------
TS&W EQUITY PORTFOLIO
ACTUAL PORTFOLIO RETURN
Institutional Shares                  $1,000.00   $1,148.60      1.27%       $6.77
HYPOTHETICAL 5% RETURN
Institutional Shares                   1,000.00    1,018.50      1.27         6.36
TS&W FIXED INCOME PORTFOLIO
ACTUAL PORTFOLIO RETURN
Institutional Shares                  $1,000.00   $1,049.20      0.75%       $3.81
HYPOTHETICAL 5% RETURN
Institutional Shares                   1,000.00    1,021.08      0.75         3.76
TS&W INTERNATIONAL EQUITY PORTFOLIO
ACTUAL PORTFOLIO RETURN
Institutional Shares                  $1,000.00   $1,053.10      1.56%       $7.94
HYPOTHETICAL 5% RETURN
Institutional Shares                   1,000.00    1,017.06      1.56         7.80

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

BOARD CONSIDERATIONS IN RE-APPROVING
THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Portfolio; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolios may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 10-11, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolios and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolios; (iv) the extent to which economies of scale would be realized as the Portfolios grow; and (v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including the Adviser's history, assets under management, personnel and investment process. The representative then reviewed the portfolio characteristics and top holdings of the Portfolios. The representative also discussed the Adviser's execution costs and its use of outside consultants to help analyze execution quality, noting that the Adviser was satisfied with the results. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolios, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolios.

The Trustees also considered other services to be provided to the Portfolios by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolios' investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by the Adviser.

INVESTMENT PERFORMANCE OF THE PORTFOLIOS AND THE ADVISER

The Board was provided with information regarding each Portfolio's performance since the Advisory Agreement was last renewed, as well as information regarding each Portfolio's performance since its inception. The Board also compared each Portfolio's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser's representative provided information regarding and led a discussion of factors impacting the performance of the Portfolios over the past year. The Adviser's representative noted that the Fixed Income and International Portfolios had outperformed their benchmarks over various periods of time. With respect to the Equity Portfolio, the Adviser's representative explained that the Portfolio had underperformed its benchmark for the most recent year but had long-term performance in line with its benchmark. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for each Portfolio.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by each Portfolio were reasonable, the Trustees reviewed a report of the advisory fees paid by each Portfolio to the Adviser, the fee waivers that the Adviser had made over the period, as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolios and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Portfolios to those paid by other comparable mutual funds and noted that each Portfolio's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. The Board concluded that the advisory fees were the result of arm's length negotiations and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Portfolios.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolios; and (c) agreed to renew the Agreement for another year.

NOTES

                                 TS&W PORTFOLIOS

                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-4TSW-FUN

                                    ADVISER:

                         Thompson, Siegel & Walmsley LLC
                          6806 Paragon Place, Suite 300
                               Richmond, VA 23230

                                  DISTRIBUTOR:

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:

                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:

                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolios described.

TSW-SA-001-0800

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have conclude that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.